Oil and Natural Gas Properties and Other Property and Equipment	9 Months Ended
Sep. 30, 2018
Extractive Industries [Abstract]
Oil and Natural Gas Properties and Other Property and Equipment
Oil and Natural Gas Properties and Other Property and Equipment
Oil and Natural Gas Capitalized Costs
As a result of the application of fresh-start accounting, we recorded our oil and natural gas properties and other property and equipment at fair value as of the Effective Date. The fair values of oil and natural gas properties were measured using valuation techniques consistent with the income approach, converting future cash flows to a single discounted amount. Significant inputs used to determine the fair values of proved and unproved properties include estimates of i) reserves ii) future operating and development costs iii) future commodity prices and (iv) a market-based weighted average cost of capital rate. These inputs required significant judgments and estimates at the time of the valuation and are the most sensitive and subject to change of our inputs. The fair value was estimated using inputs characteristic of a Level 3 fair value measurement.
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	December 31, 2017	December 31, 2016
	(in thousands)
Proved properties	$825,416	$4,262,155
Unproved properties	517,037	764,655
	1,342,453	5,026,810
Less accumulated depletion and amortization	(54,785)	(2,789,368)
	$1,287,668	$2,237,442

Other Property and Equipment
Other property and equipment consisted of the following:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	December 31, 2017	December 31, 2016
	(in thousands)
Natural gas plants and pipelines	$79,856	$108,697
Buildings and leasehold improvements	2,986	5,884
Vehicles	3,228	4,600
Furniture and equipment	10,547	4,078
Land	8,262	201
	104,879	123,460
Less: accumulated depreciation	(5,356)	(20,759)
	$99,523	$102,701